NATURE OF OPERATIONS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 193,459	$ 181,363